Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 85.37%
Australia: 5.34%
Ampol Limited (Energy, Oil, gas & consumable fuels)	6,465	$ 154,777
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	32,617	790,942
ASX Limited (Financials, Capital markets)	6,341	367,690
Aurizon Holdings Limited (Industrials, Road & rail)	49,784	143,624
Australia & New Zealand Banking Group Limited (Financials, Banks)	78,036	1,402,303
BlueScope Steel Limited (Materials, Metals & mining)	13,515	176,523
Brambles Limited (Industrials, Commercial services & supplies)	63,534	496,075
Coles Group Limited (Consumer staples, Food & staples retailing)	24,594	309,402
Commonwealth Bank of Australia (Financials, Banks)	37,377	2,799,311
Computershare Limited (Information technology, IT services)	66,250	1,103,028
CSL Limited (Health care, Biotechnology)	12,829	2,502,666
Dexus Property Group (Real estate, Equity REITs)	112,110	843,176
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	12,999	642,097
Fortescue Metals Group Limited (Materials, Metals & mining)	58,332	841,844
Goodman Group (Real estate, Equity REITs)	45,707	674,073
IDP Education Limited (Consumer discretionary, Diversified consumer services)	6,831	117,998
Lendlease Corporation Limited (Real estate, Real estate management & development)	10,464	80,877
Lottery Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) †	362,634	1,233,558
Macquarie Group Limited (Financials, Capital markets)	6,901	921,066
Medibank Private Limited (Financials, Insurance)	455,512	1,052,612
Mirvac Group (Real estate, Equity REITs)	193,062	313,125
National Australia Bank Limited (Financials, Banks)	81,722	1,833,330
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	115,484	567,708
Qantas Airways Limited (Industrials, Airlines) †	234,339	926,635
QBE Insurance Group Limited (Financials, Insurance)	32,818	283,329
Rio Tinto Limited (Materials, Metals & mining)	13,024	1,069,727
Scentre Group (Real estate, Equity REITs)	153,124	315,383
SEEK Limited (Communication services, Interactive media & services)	19,105	332,485
Sonic Healthcare Limited (Health care, Health care providers & services)	15,712	413,368
South32 Limited (Materials, Metals & mining)	187,498	672,790
Stockland Corporation Limited (Real estate, Equity REITs)	120,898	347,050
Suncorp Group Limited (Financials, Insurance)	49,848	406,028
Telstra Corporation Limited (Communication services, Diversified telecommunication services)	262,313	730,406
The GPT Group (Real estate, Equity REITs)	264,475	912,940
Treasury Wine Estates Limited (Consumer staples, Beverages)	92,553	790,406
Wesfarmers Limited (Consumer discretionary, Multiline retail)	24,987	846,207
Westpac Banking Corporation (Financials, Banks)	80,427	1,377,739
Wisetech Global Limited (Information technology, Software)	3,622	109,432
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	5,088	108,666
		29,010,396
Austria: 0.07%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	10,719	333,829
Raiffeisen Bank International AG (Financials, Banks)	4,126	54,793
		388,622
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Belgium: 0.75%
Ageas NV (Financials, Insurance)	14,940	$ 752,061
Anheuser-Busch InBev SA (Consumer staples, Beverages)	27,110	1,518,353
KBC Group NV (Financials, Banks)	8,091	504,662
Proximus SA (Communication services, Diversified telecommunication services)	4,143	71,497
Solvay SA (Materials, Chemicals)	8,022	784,555
UCB SA (Health care, Pharmaceuticals)	1,570	138,479
Umicore SA (Materials, Chemicals)	6,708	298,065
		4,067,672
Canada: 10.45%
Air Canada (Industrials, Airlines) †	4,600	80,700
Alimentation Couche-Tard Incorporated (Consumer staples, Food & staples retailing)	22,670	1,030,039
Altagas Limited (Utilities, Gas utilities)	14,700	354,934
Bank of Montreal (Financials, Banks)	23,391	2,544,466
Barrick Gold Corporation (Materials, Metals & mining)	20,500	419,935
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	8,100	78,704
BCE Incorporated (Communication services, Diversified telecommunication services)	6,286	342,466
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	38,528	1,948,255
Canadian Apartment Properties (Real estate, Equity REITs)	13,500	528,324
Canadian Imperial Bank of Commerce (Financials, Banks)	28,048	1,542,934
Canadian National Railway Company (Industrials, Road & rail)	25,537	2,903,689
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	42,100	2,786,252
Canadian Pacific Railway Limited (Industrials, Road & rail)	25,110	1,791,657
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	4,000	549,567
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	14,600	463,215
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	26,100	605,014
CGI Incorporated (Information technology, IT services) †	7,065	603,640
Constellation Software Incorporated (Information technology, Software)	528	831,016
Dollarama Incorporated (Consumer discretionary, Multiline retail)	1,800	104,398
Emera Incorporated (Utilities, Electric utilities)	6,600	328,056
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	11,600	380,140
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	46,300	2,138,838
Fairfax Financial Holdings Limited (Financials, Insurance)	1,100	610,481
First Quantum Minerals Limited (Materials, Metals & mining)	7,800	225,826
FirstService Corporation (Real estate, Real estate management & development)	2,800	358,553
Fortis Incorporated (Utilities, Electric utilities)	7,644	385,509
George Weston Limited (Consumer staples, Food & staples retailing)	4,800	589,123
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	49,300	1,552,842
iA Financial Corporation (Financials, Insurance)	12,300	638,703
IGM Financial Incorporated (Financials, Capital markets)	25,500	785,453
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	15,400	843,509
Intact Financial Corporation (Financials, Insurance)	1,575	227,562
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	13,700	1,263,907
Lundin Mining Corporation (Materials, Metals & mining)	31,600	281,311
Magna International Incorporated (Consumer discretionary, Auto components)	8,527	553,343
Manulife Financial Corporation (Financials, Insurance)	55,000	1,018,816
Metro Incorporated (Consumer staples, Food & staples retailing)	6,330	349,618
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Canada: (continued)
National Bank of Canada (Financials, Banks)	7,708	$ 591,606
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	500	15,164
Nutrien Limited (Materials, Chemicals)	23,000	2,247,721
Onex Corporation (Financials, Capital markets)	11,700	698,106
Open Text Corporation (Information technology, Software)	8,218	337,020
Open Text Corporation (Toronto Exchange) (Information technology, Software)	13,600	557,397
Parkland Corporation (Energy, Oil, gas & consumable fuels)	20,800	619,305
Power Corporation of Canada (Financials, Insurance)	11,396	329,127
Quebecor Incorporated Class B (Communication services, Media)	11,800	267,747
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	15,703	824,598
RioCan REIT (Real estate, Equity REITs)	70,400	1,266,237
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	9,537	489,121
Royal Bank of Canada (Financials, Banks)	38,731	4,047,181
Sun Life Financial Incorporated (Financials, Insurance)	10,258	501,039
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	39,400	1,585,220
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	11,900	688,777
Tecl Rresources Limited Class B (Materials, Metals & mining)	9,700	402,157
TFI International Incorporated (Industrials, Road & rail)	17,800	1,461,743
The Bank of Nova Scotia (Financials, Banks)	37,408	2,536,948
The Toronto-Dominion Bank (Financials, Banks)	48,918	3,738,320
TMX Group Limited (Financials, Capital markets)	5,800	631,106
Toromont Industries Limited (Industrials, Trading companies & distributors)	4,500	399,142
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	6,300	388,903
WSP Global Incorporated (Industrials, Construction & engineering)	800	88,308
		56,752,788
Denmark: 2.33%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	307	895,768
Carlsberg AS Class B (Consumer staples, Beverages)	6,731	856,886
Coloplast AS Class B (Health care, Health care equipment & supplies)	6,993	831,711
Danske Bank AS (Financials, Banks)	42,932	702,539
DSV Panalpina AS (Industrials, Air freight & logistics)	1,698	278,718
Genmab AS (Health care, Biotechnology) †	1,066	325,037
GN Store Nord AS (Health care, Health care equipment & supplies)	4,412	174,128
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	54,043	5,986,971
Novozymes AS Class B (Materials, Chemicals)	5,348	339,486
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	13,855	1,118,820
Rockwool International Class A (Industrials, Building products)	1,161	323,261
Vestas Wind System AS Class A (Industrials, Electrical equipment)	4,877	124,609
William Demant Holding (Health care, Health care equipment & supplies) †	15,783	694,877
		12,652,811
Finland: 0.83%
Elisa Oyj (Communication services, Diversified telecommunication services)	3,850	217,818
Fortum Oyj (Utilities, Electric utilities)	489	9,029
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	20,566	514,874
Kone Oyj Class B (Industrials, Machinery)	4,103	209,139
Nokia Oyj (Information technology, Communications equipment)	124,238	624,332
Nordea Bank Abp (Financials, Banks)	103,652	1,053,083
Orion Oyj Class B (Health care, Pharmaceuticals)	30,283	1,241,894
Sampo Oyj Class A (Financials, Insurance)	6,197	279,949
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Finland: (continued)
UPM-Kymmene Oyj (Materials, Paper & forest products)	7,125	$ 252,342
Wartsila Oyj Abp (Industrials, Machinery)	13,163	111,438
		4,513,898
France: 7.44%
Accor SA (Consumer discretionary, Hotels, restaurants & leisure) †	5,670	186,080
Air Liquide SA (Materials, Chemicals)	10,685	1,867,918
Arkema SA (Materials, Chemicals)	5,151	622,385
AXA SA (Financials, Insurance)	65,436	1,651,550
BNP Paribas SA (Financials, Banks)	37,894	2,160,573
Bolloré SA (Industrials, Air freight & logistics)	20,747	110,474
Bureau Veritas SA (Industrials, Professional services)	10,929	315,261
Capgemini SE (Information technology, IT services)	6,472	1,254,117
Carrefour SA (Consumer staples, Food & staples retailing)	51,993	1,062,199
Compagnie de Saint-Gobain SA (Industrials, Building products)	21,515	1,272,668
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	5,621	731,674
Covivio (Real estate, Equity REITs)	1,756	128,002
Danone SA (Consumer staples, Food products)	8,923	524,274
Dassault Avation SA (Industrials, Aerospace & defense)	4,558	771,664
Dassault Systèmes SE (Information technology, Software)	9,272	390,046
Eiffage SA (Industrials, Construction & engineering)	1,957	193,496
Engie SA (Utilities, Multi-utilities)	21,784	292,234
Essilor International (Consumer discretionary, Textiles, apparel & luxury goods)	6,092	981,337
Eurazeo SA (Financials, Diversified financial services)	1,232	95,096
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	179	213,304
Ipsen SA (Health care, Pharmaceuticals)	5,037	503,976
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	472	258,273
Klepierre SA (Real estate, Equity REITs)	894	20,366
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	18,702	681,431
Legrand SA (Industrials, Electrical equipment)	8,914	770,929
L'Oréal SA (Consumer staples, Personal products)	8,362	2,949,402
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	5,832	3,739,035
Orange SA (Communication services, Diversified telecommunication services)	18,532	231,737
Pernod-Ricard SA (Consumer staples, Beverages)	6,910	1,353,827
Publicis Groupe SA (Communication services, Media)	15,677	856,313
Safran SA (Industrials, Aerospace & defense)	6,692	691,479
Sanofi SA (Health care, Pharmaceuticals)	30,347	3,237,703
Schneider Electric SE (Industrials, Electrical equipment)	15,618	2,163,575
Societe Generale SA (Financials, Banks)	39,648	1,064,316
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	16,495	1,229,658
Thales SA (Industrials, Aerospace & defense)	3,431	418,429
Total SA (Energy, Oil, gas & consumable fuels)	72,157	4,306,232
Veolia Environnement SA (Utilities, Multi-utilities)	17,442	487,595
Vinci SA (Industrials, Construction & engineering)	6,093	586,609
Wendel SA (Financials, Diversified financial services)	425	43,687
		40,418,924
Germany: 5.59%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	4,011	794,286
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Germany: (continued)
Allianz AG (Financials, Insurance)	9,846	$ 2,061,395
BASF SE (Materials, Chemicals)	30,114	1,658,148
Bayer AG (Health care, Pharmaceuticals)	34,675	2,478,464
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	13,347	1,155,321
Bechtle AG (Information technology, IT services)	9,305	414,959
Beiersdorf AG (Consumer staples, Personal products)	5,042	522,447
Brenntag AG (Industrials, Trading companies & distributors)	2,474	191,123
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	1,427	190,346
Continental AG (Consumer discretionary, Auto components)	3,561	272,497
Covestro AG (Materials, Chemicals) 144A	5,184	236,525
Daimler Truck Holding AG (Industrials, Machinery) †	10,075	313,989
Deutsche Bank AG (Financials, Capital markets)	115,802	1,289,688
Deutsche Boerse AG (Financials, Capital markets)	4,286	718,943
Deutsche Lufthansa AG (Industrials, Airlines) †	19,060	139,673
Deutsche Post AG (Industrials, Air freight & logistics)	27,313	1,129,039
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	50,231	1,031,271
E.ON SE (Utilities, Multi-utilities)	123,551	1,257,940
Evonik Industries AG (Materials, Chemicals)	4,386	117,385
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	6,503	395,421
Fresenius SE & Company KGaA (Health care, Health care providers & services)	18,280	625,629
GEA Group AG (Industrials, Machinery)	13,572	541,284
Hannover Rueck SE (Financials, Insurance)	2,697	412,300
Heidelbergcement AG (Materials, Construction materials)	5,279	306,599
Henkel AG & Company KGaA (Consumer staples, Household products)	2,311	155,681
Kion Group AG (Industrials, Machinery)	1,252	61,384
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	28,567	2,030,228
Merck KGaA (Health care, Pharmaceuticals)	6,868	1,290,300
MTU Aero Engines AG (Industrials, Aerospace & defense)	288	56,843
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,510	1,102,457
Nemetschek SE (Information technology, Software)	4,335	309,294
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)	583	43,323
Rational AG (Industrials, Machinery)	145	94,177
SAP SE (Information technology, Software)	26,422	2,632,020
Scout24 AG (Communication services, Interactive media & services) 144A	6,927	428,787
Siemens AG (Industrials, Industrial conglomerates)	19,515	2,565,158
Uniper SE (Utilities, Independent power & renewable electricity producers)	40,777	1,052,379
United Internet AG (Communication services, Diversified telecommunication services)	1,449	47,507
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	6,475	263,104
		30,387,314
Hong Kong: 2.42%
AIA Group Limited (Financials, Insurance)	157,400	1,622,701
BOC Hong Kong (Holdings) Limited (Financials, Banks)	45,000	172,896
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	661,800	1,145,280
CK Asset Holdings Limited (Real estate, Real estate management & development)	177,690	1,160,492
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	119,570	848,717
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	172,500	1,155,173
CLP Holdings Limited (Utilities, Electric utilities)	51,500	513,543
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
Hang Seng Bank Limited (Financials, Banks)	19,127	$ 334,172
Henderson Land Development Company Limited (Real estate, Real estate management & development)	122,198	518,554
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	3,900	168,580
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	28,700	133,168
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	118,574	163,192
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	4,300	249,572
Link REIT (Real estate, Equity REITs)	105,600	956,122
New World Development Company Limited (Real estate, Real estate management & development)	28,000	106,688
Power Assets Holdings Limited (Utilities, Electric utilities)	138,000	901,277
Sino Land Company (Real estate, Real estate management & development)	785,899	1,113,671
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	49,000	598,825
Swire Pacific Limited Class A (Real estate, Real estate management & development)	15,478	94,085
WH Group Limited (Consumer staples, Food products) 144A	1,376,500	1,055,986
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	49,000	124,511
		13,137,205
Ireland: 0.43%
CRH plc (Materials, Construction materials)	30,464	1,263,216
DCC plc (Industrials, Industrial conglomerates)	8,865	626,681
Kerry Group plc Class A (Consumer staples, Food products)	4,223	437,039
		2,326,936
Israel: 1.17%
Azrieli Group Limited (Real estate, Real estate management & development)	587	44,011
Bank Hapoalim BM (Financials, Banks)	85,415	790,727
Bank Leumi Le-Israel (Financials, Banks)	111,440	1,107,885
Check Point Software Technologies Limited (Information technology, Software) †	9,184	1,148,735
Elbit Systems Limited (Industrials, Aerospace & defense)	2,048	416,401
ICL Group Limited (Materials, Chemicals)	97,734	1,089,729
InMode Limited (Health care, Health care equipment & supplies) †	21,101	565,718
Israel Discount Bank Limited Class A (Financials, Banks)	123,512	699,743
Mizrahi Tefahot Bank Limited (Financials, Banks)	15,704	515,832
		6,378,781
Italy: 0.99%
Assicurazioni Generali SpA (Financials, Insurance)	52,617	957,454
Enel SpA (Utilities, Electric utilities)	39,675	257,433
Eni SpA (Energy, Oil, gas & consumable fuels)	103,071	1,571,035
Intesa Sanpaolo SpA (Financials, Banks)	214,015	466,519
Mediobanca SpA (Financials, Banks)	16,856	172,887
Prysmian SpA (Industrials, Electrical equipment)	26,671	860,698
Recordati SpA (Health care, Pharmaceuticals)	5,955	266,460
Snam SpA (Utilities, Gas utilities)	9,933	57,690
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Italy: (continued)
Telecom Italia SpA (Communication services, Diversified telecommunication services)	270,318	$ 86,363
UniCredit SpA (Financials, Banks)	56,624	662,597
		5,359,136
Japan: 16.50%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	7,700	532,334
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	16,700	548,083
Ajinomoto Company Incorporated (Consumer staples, Food products)	23,450	570,880
Asahi Glass Company Limited (Industrials, Building products)	2,300	86,740
Asahi Kasei Corporation (Materials, Chemicals)	11,700	94,792
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	40,600	650,464
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	4,500	133,355
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	6,100	456,073
Bridgestone Corporation (Consumer discretionary, Auto components)	15,800	623,851
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	10,100	186,489
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	29,300	737,877
Capcom Company Limited (Communication services, Entertainment)	5,000	142,152
Central Japan Railway Company (Industrials, Road & rail)	800	99,243
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	23,200	232,658
CyberAgent Incorporated (Communication services, Media)	6,600	71,314
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	36,300	829,005
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	54,200	1,108,756
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	11,000	292,143
Daikin Industries Limited (Industrials, Building products)	966	155,216
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	13,000	1,151,202
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	30,600	738,051
Daiwa House REIT Investment Corporation (Real estate, Equity REITs)	21	51,956
Daiwa Securities Group Incorporated (Financials, Capital markets)	47,500	230,905
DENSO Corporation (Consumer discretionary, Auto components)	5,900	361,008
Dentsu Incorporated (Communication services, Media)	300	10,021
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	129,700	525,107
FANUC Corporation (Industrials, Machinery)	400	65,577
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	28,500	1,348,235
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	7,200	397,486
Fujitsu Limited (Information technology, IT services)	11,900	1,788,212
Hakuhodo DY Holdings Incorporated (Communication services, Media)	64,100	654,768
Hino Motors Limited (Industrials, Machinery)	132,100	736,768
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	900	125,281
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	13,000	305,472
Hitachi Limited (Industrials, Industrial conglomerates)	25,900	1,352,993
Honda Motor Company Limited (Consumer discretionary, Automobiles)	52,100	1,289,802
Hoya Corporation (Health care, Health care equipment & supplies)	11,900	1,276,568
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	15,300	415,971
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	19,900	314,573
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	92,500	$ 1,206,412
Isuzu Motors Limited (Consumer discretionary, Automobiles)	57,600	676,068
ITO EN Limited (Consumer staples, Beverages)	5,300	225,199
Itochu Corporation (Industrials, Trading companies & distributors)	24,000	688,857
Itochu Techno-Solutions Corporation (Information technology, IT services)	9,600	239,748
Japan Post Holdings Company Limited (Financials, Insurance)	14,100	232,855
JFE Holdings Incorporated (Materials, Metals & mining)	48,700	600,357
Kajima Corporation (Industrials, Construction & engineering)	47,100	507,093
Kakaku.com Incorporated (Communication services, Interactive media & services)	36,800	730,654
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	7,300	71,109
KDDI Corporation (Communication services, Wireless telecommunication services)	45,400	1,582,044
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	3,200	1,282,386
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	3,400	82,534
KOEI TECMO Holdings Company Limited (Communication services, Entertainment)	4,400	155,855
Komatsu Limited (Industrials, Machinery)	20,000	496,524
Konami Holdings Corporation (Communication services, Entertainment)	13,500	922,826
KOSE Corporation (Consumer staples, Personal products)	2,000	181,458
Kubota Corporation (Industrials, Machinery)	10,400	191,786
Kurita Water Industries Limited (Industrials, Machinery)	2,200	85,191
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	500	28,225
M3 Incorporated (Health care, Health care technology)	9,500	275,772
Marubeni Corporation (Industrials, Trading companies & distributors)	108,900	1,144,958
Mazda Motor Corporation (Consumer discretionary, Automobiles)	110,000	930,516
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	12,800	498,140
MediPal Holdings Corporation (Health care, Health care providers & services)	73,400	1,028,005
Meiji Holdings Company Limited (Consumer staples, Food products)	9,000	443,236
Mercari Incorporated (Consumer discretionary, Internet & direct marketing retail) †	11,300	186,878
Minebea Company Limited (Industrials, Machinery)	11,800	220,903
Misumi Group Incorporated (Industrials, Machinery)	13,400	303,630
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	90,100	536,254
Mitsubishi Corporation (Industrials, Trading companies & distributors)	28,200	971,069
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	3,400	37,398
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	28,000	454,795
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	21,300	809,081
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	319,800	1,812,701
Mitsui & Company Limited (Industrials, Trading companies & distributors)	61,000	1,531,456
Mitsui Chemicals Incorporated (Materials, Chemicals)	29,700	727,879
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	6,400	140,046
Mizuho Financial Group Incorporated (Financials, Banks)	40,070	472,803
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	19,800	629,521
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	11,300	728,551
NEC Corporation (Information technology, IT services)	8,900	360,190
NGK Insulators Limited (Industrials, Machinery)	28,800	428,639
Nidec Corporation (Industrials, Electrical equipment)	4,300	289,896
Nintendo Company Limited (Communication services, Entertainment)	2,800	1,248,891
Nippon Express Holdings Incorporated (Industrials, Road & rail) †	30,100	1,741,912
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Nippon Shinyaku Company Limited (Health care, Pharmaceuticals)	3,000	$ 185,730
Nippon Steel Corporation (Materials, Metals & mining)	48,300	844,364
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	52,200	1,585,848
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	6,500	540,257
Nissan Chemical Industries Limited (Materials, Chemicals)	900	50,895
Nisshin Seifun Group Incorporated (Consumer staples, Food products)	5,300	62,002
Nomura Holdings Incorporated (Financials, Capital markets)	6,500	25,695
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	20,600	516,060
NTT Data Corporation (Information technology, IT services)	49,567	779,303
Obayashi Corporation (Industrials, Construction & engineering)	58,100	412,050
Oji Holdings Corporation (Materials, Paper & forest products)	65,300	287,607
Olympus Corporation (Health care, Health care equipment & supplies)	21,600	451,430
Omron Corporation (Information technology, Electronic equipment, instruments & components)	5,900	340,338
Open house Group Company Limited (Consumer discretionary, Household durables)	4,900	204,397
Oracle Corporation (Japan) (Information technology, Software)	6,700	406,991
ORIX Corporation (Financials, Diversified financial services)	42,100	801,710
Osaka Gas Company Limited (Utilities, Gas utilities)	8,000	149,516
Otsuka Corporation (Information technology, IT services)	15,100	479,151
Pan Pacific International Holdings (Consumer discretionary, Multiline retail)	4,700	72,398
Panasonic Corporation (Consumer discretionary, Household durables)	25,200	231,769
Persol Holdings Company Limited (Industrials, Professional services)	55,900	1,088,603
Pola Orbis Holdings Incorporated (Consumer staples, Personal products)	81,900	1,003,909
Recruit Holdings Company Limited (Industrials, Professional services)	27,600	1,014,941
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	37,000	438,016
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,600	131,992
Ryohin Keikaku Company Limited (Consumer discretionary, Multiline retail)	5,000	53,249
SCSK Corporation (Information technology, IT services)	47,100	787,714
Sekisui House Limited (Consumer discretionary, Household durables)	25,600	453,894
SG Holdings Company Limited (Industrials, Air freight & logistics)	8,300	149,643
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	5,300	194,939
Shimano Incorporated (Consumer discretionary, Leisure products)	1,100	194,691
Shimizu Corporation (Industrials, Construction & engineering)	55,400	294,784
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	6,400	911,516
Shionogi & Company Limited (Health care, Pharmaceuticals)	5,300	283,125
Shiseido Company Limited (Consumer staples, Personal products)	700	29,504
SoftBank Corporation (Communication services, Wireless telecommunication services)	3,200	36,789
Sompo Holdings Incorporated (Financials, Insurance)	16,800	763,168
Sony Corporation (Consumer discretionary, Household durables)	23,300	2,192,718
Square Enix Company Limited (Communication services, Entertainment)	12,600	627,382
Stanley Electric Company Limited (Consumer discretionary, Auto components)	200	3,638
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	5,633	91,757
Sumitomo Chemical Company Limited (Materials, Chemicals)	54,700	225,624
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	20,600	228,107
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	3,100	130,420
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	22,900	697,664
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	8,100	244,004
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	8,200	$ 221,346
Suntory Beverage & Food Limited (Consumer staples, Beverages)	16,000	598,439
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	7,533	223,412
T&D Holdings Incorporated (Financials, Insurance)	22,300	255,332
Taisei Corporation (Industrials, Construction & engineering)	14,700	439,624
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	32,100	923,341
Terumo Corporation (Health care, Health care equipment & supplies)	2,500	80,980
TIS Incorporated (Information technology, Software)	36,500	956,908
Toho Company Limited Tokyo (Communication services, Entertainment)	13,400	529,817
Tokio Marine Holdings Incorporated (Financials, Insurance)	10,200	591,550
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	6,600	3,023,793
Tokyu Corporation (Industrials, Road & rail)	36,900	419,061
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	33,500	631,044
Toray Industries Incorporated (Materials, Chemicals)	55,700	288,289
Toshiba Corporation (Industrials, Industrial conglomerates)	16,600	744,025
Tosoh Corporation (Materials, Chemicals)	48,400	704,937
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	9,900	370,284
Toyota Motor Corporation (Consumer discretionary, Automobiles)	277,800	4,580,188
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	15,200	581,505
Trend Micro Incorporated (Information technology, Software)	11,200	658,593
Unicharm Corporation (Consumer staples, Household products)	4,700	161,443
Yakult Honsha Company Limited (Consumer staples, Food products)	3,700	203,775
Yamaha Corporation (Consumer discretionary, Leisure products)	5,033	207,990
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	37,800	767,246
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	13,200	228,246
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	15,400	277,292
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	67,300	1,435,029
		89,634,473
Luxembourg: 0.45%
ArcelorMittal SA (Materials, Metals & mining)	52,395	1,684,928
Eurofins Scientific SE (Health care, Life sciences tools & services)	1,780	165,906
Tenaris SA (Energy, Energy equipment & services)	33,938	569,283
		2,420,117
Netherlands: 3.66%
ABN AMRO Group NV (Financials, Banks) 144A	6,627	77,583
Aegon NV (Financials, Insurance)	188,350	1,005,556
Airbus SE (Industrials, Aerospace & defense)	18,538	2,164,882
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	1,055	327,716
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	10,191	5,864,134
CNH Industrial NV (Industrials, Machinery)	2,740	40,799
Davide Campari-Milano NV (Consumer staples, Beverages)	40,205	429,117
Exor NV (Financials, Diversified financial services)	16,517	1,218,176
Heineken Holding NV (Consumer staples, Beverages)	6,536	518,185
Heineken NV (Consumer staples, Beverages)	7,474	752,785
ING Groep NV (Financials, Banks)	105,406	1,190,881
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	50,100	1,382,540
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Netherlands: (continued)
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	103,988	$ 378,782
Koninklijke Philips NV (Health care, Health care equipment & supplies)	9,126	235,035
NN Group NV (Financials, Insurance)	22,847	1,135,864
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	17,685	916,631
Randstad Holdings NV (Industrials, Professional services)	19,349	1,091,783
Stellantis NV (Consumer discretionary, Automobiles)	25,924	387,793
Universal Music Group NV (Communication services, Entertainment)	24,591	551,489
Wolters Kluwer NV (Communication services, Media)	2,378	235,224
		19,904,955
New Zealand: 0.20%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	34,048	165,949
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	652	8,922
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	54,425	166,678
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	240,711	762,278
		1,103,827
Norway: 1.18%
Aker BP ASA (Energy, Oil, gas & consumable fuels)	3,358	146,105
DNB Bank ASA (Financials, Banks)	47,590	965,494
Equinor ASA (Energy, Oil, gas & consumable fuels)	41,965	1,614,546
Gjensidige Forsikring ASA (Financials, Insurance)	13,348	291,665
Mowi ASA (Consumer staples, Food products)	14,567	380,313
Norsk Hydro ASA (Materials, Metals & mining)	170,571	1,367,822
Orkla ASA (Consumer staples, Food products)	11,104	87,338
Telenor ASA (Communication services, Diversified telecommunication services)	11,366	157,102
Yara International ASA (Materials, Chemicals)	26,649	1,380,693
		6,391,078
Portugal: 0.28%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	91,983	1,210,655
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	16,449	336,754
		1,547,409
Singapore: 1.03%
Capitaland Investments Limited (Real estate, Real estate management & development)	212,100	611,507
DBS Group Holdings Limited (Financials, Banks)	64,013	1,445,613
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	594,524	338,476
Keppel Corporation Limited (Industrials, Industrial conglomerates)	15,700	78,956
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	112,096	967,918
Singapore Exchange Limited (Financials, Capital markets)	52,100	362,405
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	42,569	127,702
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	258,800	489,246
United Overseas Bank Limited (Financials, Banks)	51,886	1,117,591
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Singapore: (continued)
UOL Group Limited (Real estate, Real estate management & development)	12,473	$ 67,825
Wilmar International Limited (Consumer staples, Food products)	2,885	8,781
		5,616,020
Spain: 1.98%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	6,378	180,763
Aena SA (Industrials, Transportation infrastructure) 144A†	2,011	306,889
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	357,415	1,948,827
Banco Santander Central Hispano SA (Financials, Banks)	674,560	2,183,022
CaixaBank SA (Financials, Banks)	141,249	510,716
Enagás SA (Utilities, Gas utilities)	8,515	194,801
Grifols SA (Health care, Biotechnology)	8,266	173,841
Iberdrola SA (Utilities, Electric utilities)	71,248	844,048
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	25,932	623,322
Naturgy Energy Group SA (Utilities, Gas utilities)	6,929	209,323
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	25,596	530,062
Repsol SA (Energy, Oil, gas & consumable fuels)	127,089	2,045,864
Telefónica SA (Communication services, Diversified telecommunication services)	182,439	991,038
		10,742,516
Sweden: 2.54%
Alfa Laval AB (Industrials, Machinery)	19,930	537,945
Assa Abloy AB Class B (Industrials, Building products)	35,391	870,465
Atlas Copco AB (Industrials, Machinery)	73,672	824,835
Atlas Copco AB (Industrials, Machinery)	46,136	445,678
Boliden AB (Materials, Metals & mining)	10,759	451,360
Electrolux AB (Industrials, Electronic equipment, instruments & components)	20,314	315,299
Epiroc AB Class A (Industrials, Machinery)	30,863	596,974
Epiroc AB Class B (Industrials, Machinery)	19,183	322,141
EQT AB (Financials, Capital markets)	4,720	138,324
Ericsson LM Class B (Information technology, Communications equipment)	47,380	384,194
Essity Aktiebolag AB (Consumer staples, Household products)	21,005	551,045
Fastighets AB (Real estate, Real estate management & development) †	2,892	20,895
Getinge AB Class B (Health care, Health care equipment & supplies)	25,966	752,449
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	19,930	274,728
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	28,109	342,226
Husqvarna AB Class B (Industrials, Machinery)	31,708	285,783
Investor AB (Financials, Diversified financial services)	34,934	654,685
Investor AB Class A (Financials, Diversified financial services)	9,757	203,513
Kinnevik AB (Financials, Diversified financial services)	4,237	84,537
Lundin Energy AB (Energy, Oil, gas & consumable fuels)	15,014	727,182
Sagax AB Class B (Real estate, Real estate management & development)	4,354	118,592
Sandvik AB (Industrials, Machinery)	49,682	1,017,454
Securitas AB Class B (Industrials, Commercial services & supplies)	8,550	91,182
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	50,583	558,353
Skanska AB Class B (Industrials, Construction & engineering)	34,224	590,144
SKF AB Class B (Industrials, Machinery)	34,230	603,918
Swedbank AB Class A (Financials, Banks)	28,708	433,738
Tele2 AB Class B (Communication services, Wireless telecommunication services)	54,461	666,127
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Sweden: (continued)
Volvo AB Class A (Industrials, Machinery)	650	$ 11,901
Volvo AB Class B (Industrials, Machinery)	51,363	899,672
		13,775,339
Switzerland: 7.61%
ABB Limited (Industrials, Electrical equipment)	83,450	2,556,048
Adecco SA (Industrials, Professional services)	15,346	596,593
Alcon Incorporated (Health care, Health care equipment & supplies)	11,606	868,756
Bachem Holding AG (Health care, Life sciences tools & services)	3,350	262,810
Baloise Holding AG (Financials, Insurance)	399	67,803
Barry Callebaut AG (Consumer staples, Food products)	86	188,461
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	6	60,300
Clariant AG (Materials, Chemicals)	5,935	113,602
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	14,023	1,554,781
Credit Suisse Group AG (Financials, Capital markets)	42,897	300,977
Geberit AG (Industrials, Building products)	541	296,557
Julius Bär Gruppe AG (Financials, Capital markets)	9,339	479,510
LafargeHolcim Limited (Materials, Construction materials)	7,592	375,801
Nestle SA (Consumer staples, Food products)	70,098	8,550,319
Novartis AG (Health care, Pharmaceuticals)	59,681	5,404,391
Partners Group Holding AG (Financials, Capital markets)	437	469,028
Roche Holding AG (Health care, Pharmaceuticals)	17,974	6,116,257
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	2,186	853,707
Schindler Holding AG (Industrials, Machinery)	1,636	335,404
Sika AG (Materials, Chemicals)	1,491	412,699
Sonova Holding AG (Health care, Health care equipment & supplies)	1,983	700,831
Straumann Holding AG (Health care, Health care equipment & supplies)	3,681	467,992
Swiss Life Holding AG (Financials, Insurance)	1,472	833,294
Swiss Prime Site AG (Real estate, Real estate management & development)	5,616	564,996
Swiss Reinsurance AG (Financials, Insurance)	19,775	1,627,026
Swisscom AG (Communication services, Diversified telecommunication services)	1,470	868,636
Temenos AG (Information technology, Software)	4,818	467,937
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,980	765,505
The Swatch Group AG (Registered Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	5,143	249,858
UBS Group AG (Financials, Capital markets)	143,616	2,701,783
VAT Group AG (Industrials, Machinery) 144A	849	251,549
Zurich Insurance Group AG (Financials, Insurance)	4,358	1,989,996
		41,353,207
United Kingdom: 11.94%
3i Group plc (Financials, Capital markets)	45,976	735,476
Anglo American plc (Materials, Metals & mining)	38,725	1,896,753
Ashtead Group plc (Industrials, Trading companies & distributors)	2,740	143,390
Associated British Foods plc (Consumer staples, Food products)	1,105	24,089
AstraZeneca plc (Health care, Pharmaceuticals)	35,861	4,723,999
Auto Trader Group plc (Communication services, Interactive media & services) 144A	117,381	872,088
Aviva plc (Financials, Insurance)	38,937	210,977
BAE Systems plc (Industrials, Aerospace & defense)	173,788	1,655,566
Barclays plc (Financials, Banks)	449,957	958,554
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Barratt Developments plc (Consumer discretionary, Household durables)	13,788	$ 87,705
BP plc (Energy, Oil, gas & consumable fuels)	596,176	3,262,265
British American Tobacco plc (Consumer staples, Tobacco)	56,788	2,505,980
BT Group plc (Communication services, Diversified telecommunication services)	306,322	722,778
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	10,332	223,021
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	102,073	2,286,259
Diageo plc (Consumer staples, Beverages)	70,058	3,244,287
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,736	31,982
Ferguson plc (Industrials, Trading companies & distributors)	5,827	699,897
GlaxoSmithKline plc (Health care, Pharmaceuticals)	165,641	3,616,355
Glencore plc (Materials, Metals & mining)	483,739	3,182,509
Halma plc (Information technology, Electronic equipment, instruments & components)	5,743	161,307
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	4,762	101,920
HSBC Holdings plc (Financials, Banks)	640,669	4,302,945
Imperial Tobacco Group plc (Consumer staples, Tobacco)	61,223	1,381,319
J Sainsbury plc (Consumer staples, Food & staples retailing)	48,224	138,792
Johnson Matthey plc (Materials, Chemicals)	5,156	137,088
Kingfisher plc (Consumer discretionary, Specialty retail)	131,508	436,820
Land Securities Group plc (Real estate, Equity REITs)	39,805	384,614
Legal & General Group plc (Financials, Insurance)	177,876	582,095
Lloyds Banking Group plc (Financials, Banks)	2,253,076	1,274,472
Mondi plc (Materials, Paper & forest products)	2,161	41,895
National Grid plc (Utilities, Multi-utilities)	97,887	1,444,398
NatWest Group plc (Financials, Banks)	178,629	513,656
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	3
Pearson plc (Communication services, Media)	63,397	602,664
Prudential plc (Financials, Insurance)	22,074	288,585
Reckitt Benckiser Group plc (Consumer staples, Household products)	14,603	1,129,468
RELX plc (Industrials, Professional services)	57,051	1,636,215
Rio Tinto plc (Materials, Metals & mining)	28,291	2,049,845
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	218,337	238,507
Schroders plc (Financials, Capital markets)	4,846	180,873
Segro plc (Real estate, Equity REITs)	27,840	388,699
Shell plc (Energy, Oil, gas & consumable fuels)	205,459	6,152,731
Spirax-Sarco Engineering plc (Industrials, Machinery)	2,250	299,541
SSE plc (Utilities, Electric utilities)	16,255	362,957
Standard Chartered plc (Financials, Banks)	93,556	742,471
Taylor Wimpey plc (Consumer discretionary, Household durables)	177,810	291,500
Tesco plc (Consumer staples, Food & staples retailing)	439,316	1,433,777
The British Land Company plc (Real estate, Equity REITs)	141,550	937,498
The Sage Group plc (Information technology, Software)	145,679	1,205,321
Unilever plc (London Exchange) (Consumer staples, Personal products)	62,574	3,015,993
United Utilities Group plc (Utilities, Water utilities)	8,446	112,601
Vodafone Group plc (Communication services, Wireless telecommunication services)	818,491	1,346,776
WPP plc (Communication services, Media)	40,686	471,977
		64,873,253
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
United States: 0.19%
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	9,900	$ 129,490
West Fraser Timber Company Limited (Industrials, Professional services)	9,800	904,186
		1,033,676
Total Common stocks (Cost $422,359,600)		463,790,353

	Dividend yield
Preferred stocks: 0.17%
Germany: 0.17%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	3.38%	5,934	464,087
Fuchs Petrolub SE (Materials, Chemicals)	3.54	1,853	56,894
Henkel AG & Company KGaA (Consumer staples, Household products)	2.95	4,850	331,668
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	2.98	1,039	84,928
Total Preferred stocks (Cost $997,092)			937,577

		Yield
Short-term investments: 12.39%
Investment companies: 12.39%
Allspring Government Money Market Fund Select Class ♠∞		0.65	67,290,555	67,290,555
Total Short-term investments (Cost $67,290,555)				67,290,555
Total investments in securities (Cost $490,647,247)	97.93%			532,018,485
Other assets and liabilities, net	2.07			11,271,779
Total net assets	100.00%			$543,290,264

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,971,045	$152,436,671	$(93,117,161)	$0	$0	$67,290,555	67,290,555	$10,183
See accompanying notes to portfolio of investments

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Portfolio of investments—May 31, 2022 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	737	6-17-2022	$74,641,887	$75,063,450	$421,563	$0
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

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Notes to portfolio of investments—May 31, 2022 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$29,010,396	$0	$0	$29,010,396
Austria	388,622	0	0	388,622
Belgium	4,067,672	0	0	4,067,672
Canada	56,752,788	0	0	56,752,788
Denmark	12,652,811	0	0	12,652,811
Finland	4,513,898	0	0	4,513,898
France	40,418,924	0	0	40,418,924
Germany	30,387,314	0	0	30,387,314
Hong Kong	13,137,205	0	0	13,137,205
Ireland	2,326,936	0	0	2,326,936
Israel	6,378,781	0	0	6,378,781
Italy	5,359,136	0	0	5,359,136
Japan	89,634,473	0	0	89,634,473
Luxembourg	2,420,117	0	0	2,420,117
Netherlands	19,904,955	0	0	19,904,955
New Zealand	1,103,827	0	0	1,103,827
Norway	6,391,078	0	0	6,391,078
Portugal	1,547,409	0	0	1,547,409
Singapore	5,616,020	0	0	5,616,020
Spain	10,742,516	0	0	10,742,516
Sweden	13,775,339	0	0	13,775,339
Switzerland	41,353,207	0	0	41,353,207
United Kingdom	64,873,250	3	0	64,873,253
United States	1,033,676	0	0	1,033,676
Preferred stocks
Germany	937,577	0	0	937,577
Short-term investments
Investment companies	67,290,555	0	0	67,290,555
	532,018,482	3	0	532,018,485
Futures contracts	421,563	0	0	421,563
Total assets	$532,440,045	$3	$0	$532,440,048
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $3,400,136 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

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